CONVERTIBLE NOTE PAYABLE (Details) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 08, 2018	Aug. 22, 2018	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2018	Jun. 30, 2018
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount		$ 140,800	$ 105,000	$ 100,000					$ 70,000	$ 21,794
Debt Discount Rate				10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.50	$ 1.60
Debt Instrument, Convertible, Terms of Conversion Feature	The conversion option price associated with the note has a 25% discount to the market price of the stock. The market price is based on the average of the two lowest trading prices during a ten day period prior to conversion. The note is convertible at any time	The conversion option price associated with the note has a 25% discount to the market price of the stock. The market price is based on the average of the two lowest trading prices during a ten day period prior to conversion. The note is convertible at any time		If an event of default has occurred or the date of conversion is 180 days after the issuance date, the conversion price will be the lesser of $1.60 per share, or 70% of the second lowest closing bid price of the Company’s common stock for the 20 trading days immediately preceding the date of the conversion.
Proceeds from Convertible Debt				$ 79,050	$ 125,000	$ 85,000	$ 79,050	$ 0
Stock Issued During Period, Shares, Other (in Shares)							50,000
Stock Issued for Deferred Offering Cost, Shares (in Shares)							16,000
Debt Instrument, Unamortized Discount	$ 53,000	$ 128,000			12,800		$ 10,000
Payments of Debt Issuance Costs							26,400
Debt Instrument, Increase (Decrease), Other, Net							(47,350)
Repayments of Convertible Debt					$ 0	$ 100,000	$ 100,000	$ 0
Maximum [Member]
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount				400,000
Commitment Fee [Member]
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Fee Amount				2,500
Legal Fees [Member]
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Fee Amount				2,500
Finder's Fee [Member]
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Fee Amount				$ 5,950
Non-Cash Offering Costs [Member]
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares)							34,000
Consultant Commissions [Member]
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Fee Amount							$ 5,950
Repayments of Convertible Debt			$ 100,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities			$ 5,000